SUMMARY OF NOTES SECURED BY TANGIBLE AND INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Note payable	$ 1,142,857	$ 1,142,857
Accrued interest and penalties	854,187
Unamortized discounts		(217,961)
Senior secured short term note payable and accrued interest, net of discounts	$ 1,997,044	$ 924,896